CONTENT ASSETS	12 Months Ended
Dec. 31, 2022
CONTENT ASSETS
CONTENT ASSETS

11. CONTENT ASSETS

Content assets as of December 31, 2021 and 2022 consisted of the following:

	2021	2022	2022
	RUB	RUB	$
Licensed content, net
Released licensed content, net	7,840	7,503	106.7
Advances for licensed content	1,536	1,723	24.4
Produced content, net
Released, less amortization	1,927	2,427	34.5
Completed and not released	-	757	10.8
In production and in development	2,464	4,434	63.1
Content assets	13,767	16,844	239.5

The following table represents the amortization of content assets for the years ended December 31, 2020, 2021 and 2022:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Licensed content	2,625	5,904	7,903	112.4
Produced content	388	482	1,041	14.8
Total amortization of content assets	3,013	6,386	8,944	127.2

As of December 31, 2022, the estimated amortization expense of unamortized cost of released content assets over the next three years is as follows:

	Licensed	Produced	Total
	content	content	content assets
	RUB	RUB	RUB	$
2023	3,882	910	4,792	68.1
2024	1,870	795	2,665	37.9
2025	906	505	1,411	20.1
Total	6,658	2,210	8,868	126.1